11. Stockholders' Deficit (Details - Option activity) - Stock Options - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Stock Options
Outstanding, beginning balance	20,000,000	20,000,000	20,000,000
Granted	0	0	0
Exercised	0	0	0
Expired	0	0	0
Outstanding, ending balance	20,000,000	20,000,000	20,000,000
Exercisable and vested	20,000,000
Weighted Average Exercise Price
Outstanding, beginning balance	$ 0.02	$ 0.02	$ 0.02
Granted	0.00	0.00	0.00
Exercised	0.00	0.00	0.00
Cancelled	0.00	0.00	0.00
Outstanding, ending balance	0.02	$ 0.02	$ 0.02
Exercisable and vested	$ 0.02
Weighted Average Contractual Terms
Outstanding, beginning balance	5 years	6 years	7 years
Outstanding, ending balance	4 years	5 years	6 years
Exercisable and vested	4 years
Aggregate Intrinsic Value
Outstanding, beginning balance	$ 0	$ 0	$ 0
Outstanding, ending balance	$ 0	$ 0	$ 0